List of Global Blue entities (Tables)	12 Months Ended
Mar. 31, 2021
List of Global Blue entities [Abstract]
Disclosure of interests in subsidiaries
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2021	2020	2019
Global Blue TFS Japan Co Ltd	3,969	4,873	4,524
Global Blue Lebanon SAL	472	714	944
Global Blue Touristik Hizmetler A.Ş.	1,234	1,917	2,573
Global Blue Management & Co S.C.A.	—	(508)	(433)
Global Blue Russia AO	581	833	218
Global Blue Russia Holdings B.V.	320	325	326
Global Blue Cross Border SA	203	222	274
Total Non-controlling interests	6,779	8,376	8,426
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Current
Assets	4,308	13,513	11,984	395	3,453	5,241	2,821	6,386	6,173
Liabilities	10,841	19,978	17,536	549	2,098	3,981	2,134	5,498	4,535
Total current net assets (liabilities)	(6,533)	(6,465)	(5,552)	(154)	1,355	1,260	687	888	1,638
Non- current
Assets	14,630	16,404	14,786	134	169	202	1,118	1,239	1,165
Liabilities	4	0	3	84	371	248	630	512	501
Total non-current net assets (liabilities)	14,626	16,404	14,783	50	(202)	(46)	488	727	664
Net assets	8,093	9,939	9,231	(104)	1,153	1,214	1,175	1,615	2,302

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenue	3,084	20,375	18,773	71	2,310	2,729	1,326	5,525	5,808
Profit for the year from continuing operations	(1,140)	8,120	7,352	(43)	188	545	267	2,371	2,658

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Lebanon SAL			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net increase (decrease) in cash and cash equivalents	(7,851)	8,709	(386)	(622)	228	293	(1,034)	1,248	1,275

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	As of March 31
	2021	2020	2019	2021	2020	2019
Current
Assets	5,120	8,693	5,524	12	10	29
Liabilities	3,560	6,736	4,684	81	259,888	215,623
Total current net assets (liabilities)	1,560	1,957	840	(69)	(259,878)	(215,594)
Non- current
Assets	381	496	446	460,978	478,219	437,657
Liabilities	—	3	49	—	248,146	246,571
Total non-current net assets (liabilities)	381	493	397	460,978	230,073	191,086
Net assets	1,941	2,450	1,237	460,909	(29,805)	(24,508)

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019
Revenue	756	3,581	1,803	—	—	—
Profit (Loss) for the year from continuing operations	(488)	1,857	652	(2,398)	(5,297)	(5,270)

(EUR thousand)
	Global Blue Russia AO			Global Blue Management & Co S.C.A.
	For the financial year ended March 31
	2021	2020	2019	2021	2020	2019
Net increase (decrease) in cash and cash equivalents	1,999	693	657	(1)	(19)	(43)

Name	Country of incorporation and place of business address		Nature of business	Ownership interest March 31, 2021	Ownership interest March 31, 2020
Global Blue Argentina S.A.	Buenos Aires	Argentina	Tax free Shopping	99.99%	99.85%
Global Blue Austria GmbH	Vienna	Austria	Tax free Shopping	100.00%	99.86%
Global Blue Service Company Austria GmbH	Vienna	Austria	Service Provider	100.00%	99.86%
DEV Digital Export Validation GmbH	Vienna	Austria	Tax free Shopping	100.00%	—
Global Blue Australia Pty Ltd	Sydney	Australia	Tax free Shopping	100.00%	99.86%
Global Blue Currency Choice Australia Pty Ltd	Sydney	Australia	Currency Choice	100.00%	99.86%
Currency Select Pty Ltd	Sydney	Australia	Currency Choice	100.00%	99.86%
Global Blue Belgium	Brussels	Belgium	Tax free Shopping	100.00%	99.86%
ZigZag Global EOOD	Varna	Bulgaria	E-Commerce	100.00%	—
Global Blue Bahamas Ltd	Nassau	Bahamas	Tax free Shopping	100.00%	99.86%
Global Blue Schweiz AG	Brüttisellen	Switzerland	Tax free Shopping	100.00%	99.86%
Global Blue SA	Eysins	Switzerland	Head office company	100.00%	99.86%
Global Blue Group AG	Brüttisellen	Switzerland	Holding Unit	100.00%	—
Refund Suisse AG	Bottighofen	Switzerland	Tax free Shopping	100.00%	99.86%
Global Blue Cross Border SA en liquidation	Eysins	Switzerland	Tax free Shopping	70.00%	69.90%
Global Blue Group II GmbH	Brüttisellen	Switzerland	Holding Unit	100.00%	—
Global Blue Currency Choice Schweiz AG	Brüttisellen	Switzerland	Currency Choice	100.00%	99.86%
Global Blue Commercial Consulting (Shanghai) Co. Ltd.	Shanghai	China	Tax free Shopping	100.00%	99.86%
Global Blue Commercial Consulting (Beijing) Co Ltd	Beijing	China	Tax free Shopping	100.00%	99.86%
Global Blue Cyprus Ltd	Larnaca	Cyprus	Tax free Shopping	100.00%	99.86%
Global Blue Czech Republic, s.r.o.	Prague	Czech Republic	Tax free Shopping	100.00%	99.86%
Global Blue Deutschland GmbH	Düsseldorf	Germany	Tax free Shopping	100.00%	99.86%

Global Blue New Holdings Germany GmbH	Düsseldorf	Germany	Holding Unit	100.00%	99.86%
RFND Digital GmbH	Konstanz	Germany	Tax free Shopping	100.00%	99.86%
Global Blue Danmark A/S	Copenhagen	Denmark	Tax free Shopping	100.00%	99.86%
Global Blue Eesti OÜ	Tallinn	Estonia	Tax free Shopping	100.00%	99.86%
G. Blue España SA	Madrid	Spain	Holding Unit	100.00%	99.86%
Global Blue España SA	Madrid	Spain	Tax free Shopping	100.00%	99.86%
Global Blue Acquisition España S.A.U	Madrid	Spain	Holding Unit	100.00%	99.86%
Global Blue Finland Oy	Helsinki	Finland	Tax free Shopping	100.00%	99.86%
Global Blue Administration Center North Oy	Helsinki	Finland	Service Provider	100.00%	99.86%
Global Blue France	Paris	France	Tax free Shopping	100.00%	99.86%
Global Blue Holding	Paris	France	Tax free Shopping	100.00%	99.86%
Global Blue (UK) Ltd	London	United Kingdom	Tax free Shopping	100.00%	99.86%
Global Blue Service Company UK Limited	London	United Kingdom	Service provider	100.00%	99.86%
Global Blue New Holdings UK Ltd	London	United Kingdom	Holding Unit	100.00%	99.86%
ZZ Global Blue Holding Limited	London	United Kingdom	Holding Unit	100.00%	—
ZigZag Global Limited	London	United Kingdom	E-Commerce	100.00%	—
Global Blue Marketing Services Limited	London	United Kingdom	Marketing Business	100.00%	99.86%
Estera Trust Limited	St. Helier	Jersey, Channel Islands	Management Trust	100.00%	100.00%
Global Blue Hellas SA	Athens	Greece	Tax free Shopping	100.00%	99.86%
First Currency Choice Hong Kong Limited	Hong Kong	Hong Kong	Currency Choice	100.00%	99.86%
Global Blue Croatia, trgovina i turizam d.o.o.	Zagreb	Croatia	Tax free Shopping	100.00%	99.86%
Global Blue Tax Free Ireland Limited	Dublin	Ireland	Tax free Shopping	100.00%	99.86%
Global Blue á Íslandi hf	Kópavogi	Iceland	Tax free Shopping	100.00%	99.86%
Global Blue Italia S.r.l.	Milan	Italy	Tax free Shopping	100.00%	99.86%
Global Blue Service Company Italia SRL	Milan	Italy	Service Provider	100.00%	99.86%
Global Blue Currency Choice Italia S.r.l	Milan	Italy	Currency Choice	100.00%	99.86%
Global Blue Japan Co., Ltd.	Tokyo	Japan	Currency Choice	100.00%	99.86%
Global Blue TFS Japan Co., Ltd.	Tokyo	Japan	Tax free Shopping	51.00%	50.93%
Global Blue Korea Co Ltd	Seoul	Korea	Tax free Shopping	100.00%	99.86%
Global Blue Currency Choice Korea Co Ltd	Seoul	Korea	Currency Choice	100.00%	99.86%
Global Blue Holding Limited	Grand Cayman	Cayman Islands	Holding Unit	100.00%	100.00%
Global Blue Kazakhstan LLP	Astana	Kazakhstan	Tax free Shopping	100.00%	99.86%
Global Blue Lebanon SAL	Metn	Lebanon	Tax free Shopping	61.00%	60.91%
UAB Global Blue Lietuva	Vilnius	Lithuania	Tax free Shopping	100.00%	99.86%
Global Blue Luxembourg S.A.	Luxembourg	Luxembourg	Tax free Shopping	100.00%	99.86%
Global Blue Finance S.à r.l.	Luxembourg	Luxembourg	Holding Unit	100.00%	99.86%
Global Blue Midco S.à r.l.	Luxembourg	Luxembourg	Holding Unit	100.00%	99.86%
Global Blue Management & Co S.C.A.	Luxembourg	Luxembourg	Holding Unit	100.00%	99.86%
Global Blue Investment & Co S.C.A.	Luxembourg	Luxembourg	Holding Unit	100.00%	100.00%
Global Blue Investment GP	Luxembourg	Luxembourg	Holding Unit	100.00%	100.00%
Global Blue Latvija SIA	Riga	Latvia	Tax free Shopping	100.00%	99.86%
Global Blue Maroc SA	Casablanca	Morocco	Tax free Shopping	100.00%	99.86%
Global Blue Malaysia Sdn. Bhd.	Kuala Lumpur	Malaysia	Tax free Shopping	100.00%	99.86%
Global Blue Holland BV	Amsterdam	Netherlands	Tax free Shopping	100.00%	99.86%
Global Blue Holding B.V.	Amsterdam	Netherlands	Holding Unit	100.00%	99.86%
Global Blue Acquisition B.V.	Amsterdam	Netherlands	Finance company	100.00%	99.86%
Global Blue Russia Holdings B.V.	Amsterdam	Netherlands	Holding Unit	51.00%	50.93%
Global Blue Norge AS	Lysaker	Norway	Tax free Shopping	100.00%	99.86%
Currency Select New Zealand Limited	Auckland	New Zealand	Currency Choice	100.00%	99.86%
Global Blue Polska Sp. Zo.o.	Warsaw	Poland	Tax free Shopping	100.00%	99.86%
Global Refund Portugal Lda.	Lisbon	Portugal	Tax free Shopping	100.00%	99.86%
Global Blue d.o.o. Beograd - Novi Beograd	Belgrad	Serbia	Tax free Shopping	100.00%	99.86%
Global Blue Russia AO	Moscow	Russia	Tax free Shopping	51.00%	50.93%
Global Blue Sverige AB	Stockholm	Sweden	Tax free Shopping	100.00%	99.86%
Global Blue Sweden Holdings AB	Stockholm	Sweden	Holding Unit	100.00%	99.86%
Global Blue Service AB	Stockholm	Sweden	Service provider	100.00%	99.86%
Global Blue Holdings AB	Stockholm	Sweden	Holding Unit	100.00%	99.86%
Global Blue Currency Choice Service Europe AB	Stockholm	Sweden	Currency Choice	100.00%	99.86%
Global Blue Singapore Pte Ltd	Singapore	Singapore	Tax free Shopping	100.00%	99.86%

Global Blue Service Company Singapore Pte Ltd	Singapore	Singapore	Service provider	100.00%	99.86%
Global Blue Currency Choice Singapore Pte Ltd	Singapore	Singapore	Currency Choice	100.00%	99.86%
Global Blue trgovina in turizem d.o.o.	Ljubljana	Slovenia	Tax free Shopping	100.00%	99.86%
Global Blue Slovakia s.r.o.	Bratislava	Slovakia	Service provider	100.00%	99.86%
Global Blue (Thailand) Co. Limited	Bangkok	Thailand	Currency Choice	100.00%	99.86%
Global Blue Turistik Hizmetler AŞ	Istanbul	Turkey	Tax free Shopping	60.00%	59.92%
Far Point Acquisition Corporation	Wilmington	USA	Holding Unit	100.00%	—
ZigZag Global LLC	Dover	USA	E-Commerce	100.00%	—
Global Blue Argentina S.A. Sucursal Uruguay	Montevideo	Uruguay	Tax free Shopping	99.99%	99.86%